AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF
Schedule of Investments
January 31, 2023 (Unaudited)
Shares	Security Description			Value
	COMMON STOCKS - 99.7%
	Communication Services - 2.5%
22,346	Nexstar Media Group, Inc. - Class A			$4,575,790
	Consumer Discretionary - 7.4%
21,490	Advance Auto Parts, Inc.			3,272,497
21,794	Brunswick Corporation			1,837,888
39,566	Hasbro, Inc.			2,341,120
106,851	MDC Holdings, Inc.			4,034,694
15,820	Penske Automotive Group, Inc.			2,022,113
				13,508,312
	Consumer Staples - 9.0%
67,588	Inter Parfums, Inc.			7,990,254
21,224	Lancaster Colony Corporation			4,073,098
148,625	Reynolds Consumer Products, Inc.			4,424,566
				16,487,918
	Energy - 0.9%
56,678	World Fuel Services Corporation			1,603,987
	Financials - 18.2%
56,974	Evercore, Inc. - Class A			7,395,795
126,089	First Financial Bancorp			3,193,835
103,758	First Interstate BancSystem, Inc. - Class A			3,722,837
24,448	Hartford Financial Services Group, Inc.			1,897,409
209,488	Home BancShares, Inc.			5,000,479
66,735	Horace Mann Educators Corporation			2,376,433
201,484	Huntington Bancshares, Inc.			3,056,512
161,652	Regions Financial Corporation			3,805,288
97,770	Victory Capital Holdings, Inc. - Class A			2,897,903
				33,346,491
	Health Care - 7.8%
53,750	Patterson Companies, Inc.			1,622,713
153,584	Perrigo Company plc			5,747,113
47,380	Quest Diagnostics, Inc.			7,034,982
				14,404,808
	Industrials - 16.2%
73,096	Booz Allen Hamilton Holding Corporation			6,917,806
25,330	Hubbell, Inc.			5,798,290
48,017	Insperity, Inc.			5,308,279
24,090	Snap-on, Inc.			5,991,906
19,868	Watsco, Inc.			5,709,467
				29,725,748
	Information Technology - 16.6%
81,566	Amdocs, Ltd. - ADR			7,498,362
66,316	Avnet, Inc.			3,042,578
41,777	Broadridge Financial Solutions, Inc.			6,281,590
99,173	CSG Systems International, Inc.			5,917,653
63,251	NetApp, Inc.			4,189,114
54,469	Silicon Motion Technology Corporation - ADR			3,491,463
				30,420,760
	Materials - 8.0%
20,014	Avery Dennison Corporation			3,791,452
100,186	Avient Corporation			4,059,537
13,830	Packaging Corporation of America			1,973,541
31,377	RPM International, Inc.			2,821,106
32,449	Sonoco Products Company			1,982,958
				14,628,594
	Real Estate - 7.0%
81,590	Agree Realty Corporation			6,089,061
37,737	Equity LifeStyle Properties, Inc.			2,708,762
62,546	Terreno Realty Corporation			4,029,839
				12,827,662
	Utilities - 6.1%
76,247	Alliant Energy Corporation			4,119,625
27,294	Atmos Energy Corporation			3,208,137
138,111	NiSource, Inc.			3,832,580
				11,160,342
	TOTAL COMMON STOCKS (Cost $174,912,806)			182,690,412
Par
	SHORT-TERM INVESTMENTS - 0.3%
	U.S. Treasury Bills - 0.3%	Effective Yield	Maturity
$417,000	United States Treasury Bill (a)	4.31%	3/30/2023	414,031
111,000	United States Treasury Bill (a)	4.53%	4/20/2023	109,912
	TOTAL SHORT-TERM INVESTMENTS (Cost $524,099)			523,943
	TOTAL INVESTMENTS (Cost $175,436,905) - 100.0%			183,214,355
	Liabilities in Excess of Other Assets - 0.0% (b)			(28,972)
	NET ASSETS - 100.0%			$183,185,383

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Zero coupon bond.
(b)	Represents less than 0.05% of net assets.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$182,690,412	$-	$-	$182,690,412
Short-Term Investments	-	523,943	-	523,943
Total Investments in Securities	$182,690,412	$523,943	$-	$183,214,355
^See Schedule of Investments for breakout of investments by sector classifications.
For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.